PAINEWEBBER MONEY MARKET FUNDS

                              PROSPECTUS SUPPLEMENT

                                                                 August 10, 2000

Dear Investor,

      This is a supplement to the prospectuses of the Money Market Funds listed on the reverse side. The purpose of this supplement is to notify you that Paine Webber Group Inc. ("PW Group") (the ultimate parent company of PaineWebber Incorporated and Mitchell Hutchins Asset Management Inc., which serve as investment adviser or sub-adviser and/or distributor for each fund) and UBS AG ("UBS") announced on July 12, 2000 that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.


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      LIQUID INSTITUTIONAL RESERVES

            Money Market Fund
            Government Securities Fund
            Treasury Securities Fund

      LIR CASH RESERVES FUND

      LIR LIQUID ASSETS FUND

      LIR PREMIER MONEY MARKET FUND

      LIR PREMIER TAX-FREE MONEY MARKET FUND

      MITCHELL HUTCHINS LIR SELECT MONEY FUND

      PAINEWEBBER RETIREMENT MONEY FUND

      PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

      PAINEWEBBER RMA MONEY MARKET PORTFOLIO

      PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

      PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

      PAINEWEBBER RMA TAX-FREE FUND

      PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO